UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  September  30,  2010

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Scoggin LLC
Address:  660 Madison Avenue, 20th Floor
          New York, NY 10021

Form  13F  File  Number:  28-04329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:      Craig Effron and Curtis Schenker
Title:     Principals
Phone:     212-355-5600

Signature,  Place,  and  Date  of  Signing:

/s/ Craig Effron          New York, NY          11/15/2010
----------------          ------------          ---------


/s/ Curtis Schenker       New York, NY          11/15/2010
-------------------       ------------          ---------
    [Signature]           [City, State]          [Date]


Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


                                                                                           <C
                              TITLE OF          CUSIP         VALUE     SHARES   SH/ PUT/  INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS                         (x$1000)    PRN  AMT PRN CALL  DSCRETN  MANAGERS     SOLE   SHARED  NONE
--------------------------------------------------------- ---------  ----------  --------- -------- ----------- ------  ------- ----
AIRGAS INC                    COM               009363102    28,199     415,000  SH        OTHER     01        415,000
AIRGAS INC                    COM               009363102    14,100     207,500  PUT       OTHER     01        207,500
ALCON INC                     COM SHS           H01301102    22,517     135,000  SH        OTHER     01        135,000
APPLE INC                     COM               037833100    18,444      65,000  CALL      OTHER     01         65,000
ARCSIGHT INC                  COM               039666102    11,322     260,000  CALL      OTHER     01        260,000
AUGUSTA RES CORP              COM NEW           050912203     2,243     650,000  SH        OTHER     01        650,000
BANK OF AMERICA CORPORATION   COM               060505104     7,783     594,000  CALL      OTHER     01        594,000
BLACKSTONE GROUP L P          COM UNIT LTD      09253U108     2,052     161,700  SH        OTHER     01        161,700
BLACKSTONE GROUP L P          COM UNIT LTD      09253U108     3,401     268,000  CALL      OTHER     01        268,000
BURGER KING HLDGS INC         COM               121208201    12,150     508,800  PUT       OTHER     01        508,800
CAREFUSION CORP               COM               14170T101     6,458     260,000  SH        OTHER     01        260,000
CIT GROUP INC                 COM NEW           125581801    21,284     521,400  SH        OTHER     01        521,400
CITIGROUP INC                 COM               172967101    11,515   2,945,000  SH        OTHER     01      2,945,000
CITIGROUP INC                 COM               172967101     5,083   1,300,000  CALL      OTHER     01      1,300,000
CLEARWIRE CORP                NEW CLA           18538Q105     1,052     130,000  CALL      OTHER     01        130,000
CME GROUP INC                 COM               12572Q105    13,231      50,800  PUT       OTHER     01         50,800
COGENT INC                    COM               19239Y108     5,852     550,000  SH        OTHER     01        550,000
COLE KENNETH PRODTNS INC      CLA               193294105     3,251     195,000  SH        OTHER     01        195,000
CRUCELL N V                   SPONSORED ADR     228769105    13,969     420,000  CALL      OTHER     01        420,000
CVB FINL CORP                 COM               126600105    10,030   1,335,600  PUT       OTHER     01      1,335,600
DISCOVERY COMMUNICATNS NEW    COM SER C         25470F302    34,004     890,400  SH        OTHER     01        890,400
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105    13,538     270,000  CALL      OTHER     01        270,000
DRESS BARN INC                COM               261570105    10,806     455,000  SH        OTHER     01        455,000
DRESS BARN INC                COM               261570105     1,544      65,000  CALL      OTHER     01         65,000
EDWARDS LIFESCIENCES CORP     COM               28176E108     8,717     130,000  PUT       OTHER     01        130,000
ENSCO PLC SPONSORED           SPONSORED ADR     29358Q109    14,662     327,800  SH        OTHER     01        327,800
ENSCO PLC SPONSORED           SPONSORED ADR     29358Q109     5,815     130,000  PUT       OTHER     01        130,000
EXXON MOBIL CORP              COM               30231G102    16,065     260,000  SH        OTHER     01        260,000
EXXON MOBIL CORP              COM               30231G102    16,065     260,000  PUT       OTHER     01        260,000
FLAGSTAR BANCORP INC          COM NEW           337930507     2,763   1,518,000  SH        OTHER     01      1,518,000
GENZYME CORP                  COM               372917104    18,009     254,400  SH        OTHER     01        254,400
GENZYME CORP                  COM               372917104    19,821     280,000  CALL      OTHER     01        280,000
GENZYME CORP                  COM               372917104    18,009     254,400  PUT       OTHER     01        254,400
GREENLIGHT CAPITAL RE LTD     CLASS A           G4095J109     2,252      90,000  SH        OTHER     01         90,000
GUESS INC                     COM               401617105     5,282     130,000  PUT       OTHER     01        130,000
HAWAIIAN HOLDINGS INC         COM               419879101     1,557     260,000  SH        OTHER     01        260,000
HERTZ GLOBAL HOLDINGS INC     COM               42805T105     1,377     130,000  SH        OTHER     01        130,000
HERTZ GLOBAL HOLDINGS INC     COM               42805T105     5,507     520,000  CALL      OTHER     01        520,000
HEWLETT PACKARD CO            COM               428236103     8,372     199,000  SH        OTHER     01        199,000
HEWLETT PACKARD CO            COM               428236103    13,673     325,000  CALL      OTHER     01        325,000
HEWLETT PACKARD CO            COM               428236103     8,204     195,000  PUT       OTHER     01        195,000
HUGHES COMMUNICATIONS INC     COM               444398101     3,270     120,000  SH        OTHER     01        120,000
ISHARES TR RUSSELL 2          RUSSELL 2000      464287655    45,225     670,000  PUT       OTHER     01        670,000
JPMORGAN CHASE & CO           COM               46625H100    24,739     650,000  CALL      OTHER     01        650,000
KKR & CO L P DEL              COM UNITS         48248M102     3,066     289,200  SH        OTHER     01        289,200
KRAFT FOODS INC               CL A              50075N104     6,018     195,000  SH        OTHER     01        195,000
LORILLARD INC                 COM               544147101    82,848   1,031,600  PUT       OTHER     01      1,031,600
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100     9,368     167,500  SH        OTHER     01        167,500
MARKET VECTORS  ETF TR        GOLD MINER ETF    57060U100     7,495     134,000  CALL      OTHER     01        134,000
MARKET VECTORS  ETF TR        GOLD MINER ETF    57060U100     9,368     167,500  PUT       OTHER     01        167,500
MARKET VECTORS ETF TR         JR GOLD MINERS E  57060U589     3,236      96,900  SH        OTHER     01         96,900
MEAD JOHNSON NUTRITION CO     COM CL A          582839106    14,802     260,100  SH        OTHER     01        260,100
MEDCO HEALTH SOLUTIONS INC    COM               58405U102     3,384      65,000  SH        OTHER     01         65,000
MEDCO HEALTH SOLUTIONS INC    COM               58405U102     9,933     190,800  CALL      OTHER     01        190,800
MICROSOFT CORP                COM               594918104    14,327     585,000  SH        OTHER     01        585,000
MICROSOFT CORP                COM               594918104     6,367     260,000  PUT       OTHER     01        260,000
NEWMONT MINING CORP           COM               651639106    12,625     201,000  CALL      OTHER     01        201,000
NEWMONT MINING CORP           COM               651639106     8,417     134,000  PUT       OTHER     01        134,000
NORANDA ALUM HLDG CORP        COM               65542W107     2,055     250,000  SH        OTHER     01        250,000
NOVAGOLD RES INC              COM NEW           66987E206     8,015     917,000  SH        OTHER     01        917,000
ODYSSEY MARINE EXPLORATION I  COM               676118102     2,333   1,275,000  SH        OTHER     01      1,275,000
PFIZER INC                    COM               717081103    29,730   1,731,500  SH        OTHER     01      1,731,500
POTASH CORP SASK INC          COM               73755L107    39,611     275,000  SH        OTHER     01        275,000
POTASH CORP SASK INC          COM               73755L107    40,331     280,000  CALL      OTHER     01        280,000
RADIO ONE INC CL D NON        VTG               75040P405       172     195,007  SH        OTHER     01        195,007
RAMBUS INC DEL                COM               750917106     7,953     381,600  SH        OTHER     01        381,600
SAVIENT PHARMACEUTICALS INC   COM               80517Q100     9,605     420,000  CALL      OTHER     01        420,000
SMURFIT-STONE CONTAINER CORP  COM               83272A104     6,387     347,700  SH        OTHER     01        347,700
SOLUTIA INC                   COM NEW           834376501    11,006     687,000  SH        OTHER     01        687,000
SPANSION INC COM              CLA NEW           84649R200       749      50,000  SH        OTHER     01         50,000
SPDR GOLD TRUST               GOLD SHS          78463V107     1,279      10,000  SH        OTHER     01         10,000
SPDR GOLD TRUST               GOLD SHS          78463V107    34,280     268,000  CALL      OTHER     01        268,000
SPDR GOLD TRUST               GOLD SHS          78463V107    12,791     100,000  PUT       OTHER     01        100,000
SPDR S&P 500 ETF TR           TR UNIT           78462F103    84,114     737,000  PUT       OTHER     01        737,000
SPRINT NEXTEL CORP            COM SER 1         852061100     3,010     650,000  SH        OTHER     01        650,000
WAL MART STORES INC           COM               931142103    10,436     195,000  SH        OTHER     01        195,000
ZORAN CORP                    COM               98975F101     1,986     260,000  SH        OTHER     01        260,000
ZYMOGENETICS INC              COM               98985T109     5,070     520,000  SH        OTHER     01        520,000

                                              78          1,015,376

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:           1
Form  13F  Information  Table  Entry  Total:     78
Form 13F Information Table Value Total:          1,015,376
                                                (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number          Name

01           28-04327                      S & E Partners, L.P.